COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Collateralized Financings [Abstract]
Schedule of fair values of client margin asset and security borrowings that were available to utilize as collateral

The following table summarizes the amounts related to collateralized transactions as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	US$	US$
Total client margin asset	5,760,418,260	5,955,470,924

Fulfillment of client margin financings	46,720,095	98,569,380
Fulfillment of client short sales	58,876,336	63,012,727
Securities lending to other brokers	1,330,623,661	1,251,062,827
Total collateral repledged	1,436,220,092	1,412,644,934